Schedule of Investments

January 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.1%)
Aerospace & Defense (1.2%)
General Dynamics	1,700	$396
Lockheed Martin	800	371
Raytheon Technologies	4,200	419
Textron	7,000	510

		1,696

Agricultural Operations (0.7%)
Archer-Daniels-Midland	13,100	1,085

Agricultural Products (0.2%)
Ingredion	3,100	319

Air Freight & Logistics (0.7%)
FedEx	5,300	1,027

Aircraft (0.5%)
Delta Air Lines*	12,200	477
United Airlines Holdings*	3,900	191

		668

Apparel Retail (0.3%)
Foot Locker	10,100	439

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	1,900	665
Bank of New York Mellon	21,100	1,067
FS KKR Capital	12,100	238
State Street	7,900	722

		2,692

Automotive (2.7%)
BorgWarner	10,200	482
Ford Motor	76,100	1,028
General Motors	33,000	1,298
Goodyear Tire & Rubber*	17,465	196
Lear	2,400	350
Thor Industries	6,200	591

		3,945

Automotive Retail (0.7%)
AutoNation*	4,400	557
AutoZone*	200	488

		1,045

Banks (7.9%)
Bank of America	45,200	1,603
Citizens Financial Group	13,600	589
Fifth Third Bancorp	12,200	443
JPMorgan Chase	21,100	2,953
KeyCorp	29,800	572
PNC Financial Services Group	5,700	943
Regions Financial	28,300	666
Synovus Financial	8,200	344

LSV Conservative Value Equity Fund

	Shares	Value (000)
Banks (continued)
Truist Financial	11,600	$573
US Bancorp	9,300	463
Wells Fargo	46,700	2,189
Zions Bancorp	7,200	383

		11,721

Biotechnology (3.5%)
Amgen	4,200	1,060
Biogen*	2,900	844
Gilead Sciences	23,750	1,993
Incyte*	8,100	690
Regeneron Pharmaceuticals*	700	531

		5,118

Broadcasting (0.7%)
Fox	15,500	526
Nexstar Media Group, Cl A	2,500	512

		1,038

Building & Construction (1.6%)
Builders FirstSource*	7,500	598
Owens Corning	5,800	561
PulteGroup	8,700	495
Toll Brothers	11,100	660

		2,314

Chemicals (2.4%)
Celanese, Cl A	3,800	468
Chemours	11,400	415
Dow	9,100	540
DuPont de Nemours	9,300	688
Eastman Chemical	4,700	415
Huntsman	11,400	361
LyondellBasell Industries, Cl A	7,200	696

		3,583

Commercial Services (0.1%)
Western Union	10,800	153

Commodity Chemicals (0.2%)
Tronox Holdings	20,000	343

Computer & Electronics Retail (0.3%)
Best Buy	5,600	497

Computers & Services (3.0%)
DXC Technology*	3,109	89
eBay	18,700	926
Hewlett Packard Enterprise	54,100	873
HP	24,400	711
International Business Machines	6,000	808
NetApp	4,100	272
Oracle	5,200	460

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Computers & Services (continued)
Xerox Holdings	20,900	$342

		4,481

Consumer Discretionary (0.6%)
Procter & Gamble	6,300	897

Consumer Finance (0.3%)
Synchrony Financial	10,800	397

Drug Retail (0.3%)
Walgreens Boots Alliance	12,100	446

Electric Utilities (1.0%)
Evergy	8,000	501
NextEra Energy	4,400	328
NRG Energy	20,100	688

		1,517

Electrical Components & Equipment (0.6%)
Acuity Brands	2,100	396
Energizer Holdings	14,000	519

		915

Electrical Services (1.0%)
Entergy	6,500	704
PPL	14,300	423
Vistra	17,700	408

		1,535

Fertilizers & Agricultural Chemicals (0.3%)
Mosaic	9,500	471

Financial Services (4.4%)
Ally Financial	10,200	332
Capital One Financial	6,900	821
Citigroup	22,300	1,165
Discover Financial Services	5,400	630
Goldman Sachs Group	4,800	1,756
Morgan Stanley	14,900	1,450
Navient	17,400	330

		6,484

Food Retail (0.4%)
Sprouts Farmers Market*	17,600	562

Food, Beverage & Tobacco (2.8%)
Altria Group	23,000	1,036
Conagra Brands	11,600	432
JM Smucker	4,000	611
Kellogg	5,400	370
Molson Coors Beverage, Cl B	11,000	579
Philip Morris International	4,800	500
Pilgrim’s Pride*	12,200	296

LSV Conservative Value Equity Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Tyson Foods, Cl A	5,600	$368

		4,192

Forest Products (0.6%)
Louisiana-Pacific	7,000	477
Weyerhaeuser	13,800	475

		952

Gas/Natural Gas (0.3%)
UGI	11,900	474

Health Care Distributors (1.0%)

Cardinal Health	5,800	448
McKesson	2,800	1,060

		1,508

Health Care Equipment (1.3%)
Abbott Laboratories	4,400	486
Danaher	1,600	423
Hologic*	6,300	513
Medtronic	5,300	444

		1,866

Health Care Facilities (0.2%)
Universal Health Services, Cl B	2,200	326

Health Care REITs (0.4%)
Medical Properties Trust	22,800	295
Sabra Health Care REIT	25,700	347

		642

Health Care Services (3.9%)
Cigna	5,600	1,773
CVS Health	17,500	1,544
DaVita*	4,500	371
HCA Healthcare	4,300	1,097
Laboratory Corp of America Holdings	1,500	378
Quest Diagnostics	3,700	549

		5,712

Home Entertainment Software (0.3%)
Activision Blizzard	5,700	436

Home Improvement Retail (0.3%)
Home Depot	1,500	486

Homebuilding (0.8%)
DR Horton	4,600	454
Lennar, Cl A	7,700	788

		1,242

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Homefurnishing Retail (0.1%)
Sleep Number*	2,200	$76

Household Products, Furniture & Fixtures (0.2%)
Whirlpool	2,300	358

Human Resource & Employment Services (0.2%)
ManpowerGroup	3,200	279

Industrial Machinery (0.6%)
Hillenbrand	7,000	328
Snap-on	2,500	622

		950

Insurance (4.1%)
Aflac	13,500	992
Allstate	4,400	565
American International Group	12,500	790
Chubb	2,900	660
Hartford Financial Services Group	12,400	962
Lincoln National	6,700	238
MetLife	16,100	1,176
Principal Financial Group	6,600	611

		5,994

Interactive Media & Services (1.4%)
Meta Platforms, Cl A*	14,300	2,130

IT Consulting & Other Services (0.6%)
Amdocs	5,000	460
Cognizant Technology Solutions, Cl A	6,500	434

		894

Life & Health Insurance (0.0%)
F&G Annuities & Life	782	17

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific	1,100	627

Machinery (2.0%)
AGCO	3,900	539
Allison Transmission Holdings	11,400	514
Cummins	3,800	948
PACCAR	4,200	459
Parker-Hannifin	1,300	424

		2,884

Managed Health Care (0.3%)
Elevance Health	900	450

Media & Entertainment (1.4%)
Comcast, Cl A	45,600	1,794

LSV Conservative Value Equity Fund

	Shares	Value (000)
Media & Entertainment (continued)
TEGNA	15,800	$315

		2,109

Metal & Glass Containers (0.2%)
Berry Global Group	5,800	358

Mortgage REITs (0.3%)
Annaly Capital Management	6,600	155
Redwood Trust	39,200	328

		483

Motorcycle Manufacturers (0.3%)
Harley-Davidson	8,400	387

Multimedia (0.4%)
Walt Disney*	5,600	608

Multi-Sector Holdings (2.3%)
Berkshire Hathaway, Cl B*	10,700	3,333

Office Equipment (0.5%)
3M	5,700	656

Office REITs (0.3%)
Brandywine Realty Trust	34,700	228
Office Properties Income Trust	8,300	142

		370

Oil & Gas Exploration & Production (1.5%)
APA	14,300	634
Coterra Energy	17,800	445
Devon Energy	8,700	550
EOG Resources	4,700	622

		2,251

Oil & Gas Refining & Marketing (0.2%)
HF Sinclair	6,220	354

Packaged Foods & Meats (0.6%)
Kraft Heinz	20,600	835

Paper Packaging (0.6%)
International Paper	13,500	564
Westrock	9,600	377

		941

Paper Products (0.3%)
Sylvamo	7,900	376

Petroleum & Fuel Products (7.6%)
Chevron	15,800	2,750
ConocoPhillips	13,300	1,621
ExxonMobil	40,100	4,652
Marathon Petroleum	8,500	1,092

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Petroleum & Fuel Products (continued)
Phillips 66	3,200	$321
Valero Energy	5,600	784

		11,220

Pharmaceuticals (7.6%)
AbbVie	3,000	443
Bristol-Myers Squibb	27,600	2,005
Jazz Pharmaceuticals*	1,800	282
Johnson & Johnson	19,600	3,203
Merck	18,800	2,019
Organon	1,250	38
Pfizer	58,800	2,597
Viatris, Cl W	49,400	601

		11,188

Property & Casualty Insurance (0.6%)
Fidelity National Financial	11,500	506
First American Financial	6,300	390

		896

Real Estate (0.2%)
Spirit Realty Capital	5,000	219

Retail (2.3%)
Dick’s Sporting Goods	5,100	667
Kroger	18,000	803
Lowe’s	3,800	791
McDonald’s	1,700	455
Walmart	4,900	705

		3,421

Retail REITs (0.5%)
Brixmor Property Group	13,900	327
Simon Property Group	3,300	424

		751

Semiconductors (0.4%)
Qorvo*	4,900	532

Semi-Conductors/Instruments (3.4%)
Amkor Technology	20,700	606
Cirrus Logic*	5,900	533
Diodes*	5,425	484
Intel	51,600	1,458
Micron Technology	20,100	1,212
QUALCOMM	5,300	706

		4,999

Specialized REITs (0.6%)
Iron Mountain	6,300	344
Omega Healthcare Investors	7,400	218
Uniti Group	51,600	340

		902

LSV Conservative Value Equity Fund

	Shares	Value (000)
Steel & Steel Works (1.1%)
Nucor	5,000	$845
Steel Dynamics	6,400	772

		1,617

Systems Software (0.3%)
VMware, Cl A*	4,053	496

Technology Distributors (0.5%)
Arrow Electronics*	3,500	411
TD SYNNEX	3,500	358

		769

Technology Hardware, Storage & Peripherals (0.6%)
Dell Technologies, Cl C	12,900	524
Seagate Technology
Holdings	5,600	380

		904

Telephones & Telecommunications (4.2%)
AT&T	98,000	1,996
Cisco Systems	44,000	2,141
Verizon Communications	50,700	2,108

		6,245

Thrifts & Mortgage Finance (0.4%)
MGIC Investment	14,300	202
Radian Group	20,400	451

		653

Trucking (0.7%)
ArcBest	6,400	534
Werner Enterprises	11,900	559

		1,093

TOTAL COMMON STOCK (Cost $126,424)		146,849

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $1,234 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $866, 0.000% - 4.125%, 04/30/2023 - 05/15/2041; total market value $1,259)	$1,234	$1,234

TOTAL REPURCHASE AGREEMENT (Cost $1,234)		1,234

Total Investments – 99.9% (Cost $127,658)		$148,083

Percentages are based on Net Assets of $148,253 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-002-3300